Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2022
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

17.    EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted loss per common share for the years ended December 31, 2022, 2021 and 2020, respectively:

	For the Years Ended December 31,
	2022	2021	2020
Net (Loss) Income Attributable to Roan Holding Group Co., Ltd.’s shareholders	$(351,947)	$371,091	$(1,692,654)

Weighted average number of ordinary share outstanding
Basic and Diluted*	25,287,851	25,287,851	25,287,851

(Loss) Earnings per share
Net (loss) income per share from continuing operations – Basic and Diluted	$(0.01)	$0.01	$(0.07)

Basic net income (loss) per share to the ordinary shareholders is computed by dividing the net income (loss) attributable to the ordinary shareholders by the weighted average number of common shares outstanding during the year. Diluted net income (loss) per share is the same as basic net income (loss) per share due to the lack of dilutive items in the Company for the years ended December 31, 2022, 2021 and 2020. The number of warrants, Class A preferred shares and Class B preferred shares are excluded from the computation as the anti-dilutive effect.